Accounting principles, rules and methods - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum | General facilities, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Minimum | Technical installations, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Minimum | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Minimum | Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Minimum | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Maximum | General facilities, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Maximum | Technical installations, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Maximum | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Maximum | Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Maximum | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years